Note 18 - Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 327,434	$ 84,303	$ 409,022	$ 477,001
Current Trade and Grants Receivable	970,467	3,044,928
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	67,000	294,858
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	327,434	84,303
Current Trade and Grants Receivable	970,467	3,044,928
Current liabilities	980,318	731,159
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 970,467	$ 3,044,928